Fixed Assets - vessels under construction cost (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Advances and initial expenses for vessels under construction	$ 130,533	$ 1,135,341
Vessels Under Construction [Member]
Balance as at beginning of period	390,290
Advances and initial expenses for vessels under construction	130,469
Balance as at end of period	$ 520,759